Property And Equipment - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 01, 2022	Jul. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					$ 54,191,000	$ 41,102,000
Property, plant and equipment			$ 379,722,000		368,308,000	379,722,000
Mendota Facility
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment					100,000
Gains on disposals of non-current assets					100,000
Encanto Green Cross Dispensary, LLC
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment					2,500,000
Depreciation expense					700,000
Brookville, Pennsylvania Facility
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of non-current assets	$ 14,700,000
Proceeds from sales of property, plant and equipment	43,700,000
Ending Inventories
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					12,800,000	10,900,000
Ending Inventories | Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					33,900,000	28,000,000
Ending Inventories | Previously stated | Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					10,800,000	9,100,000
Land and Buildings | Florida Cultivation And Manufacturing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of non-current assets					900,000
Disposals, property, plant and equipment					2,100,000
Land and Buildings | Brookville, Pennsylvania Facility
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of non-current assets	14,700,000
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 29,700,000
Leasehold Improvements | Impacted California Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					$ 1,100,000
Leasehold Improvements | Cultivation Facility And Production Facility, California
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment				$ 2,700,000
Property, plant and equipment				0
Construction In Progress, Materials Not Used
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets or disposal groups classified as held for sale			900,000	$ 2,400,000		900,000
Proceeds from sales of property, plant and equipment		$ 900,000
Gains (losses) arising from sale of property, plant and equipment		$ (1,500,000)	600,000
Proceeds from sales of property, plant and equipment			$ 300,000
Other property, plant and equipment | Cultivation Facility And Production Facility, California
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment						$ 500,000